Net Income (Loss) Per Share - Calculation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Numerator:
Net (loss) income	$ 244	$ (1,964)	$ (1,199)	$ 2,168	$ (2,249)	$ 3,653	$ 4,064	$ (3,384)	$ (4,048)	$ (3,244)	$ 285	$ (16,890)
Net (loss) income applicable to participating securities											80
Net (loss) income applicable to ordinary shareholders-basic	244	(1,964)	(1,199)	1,572	(2,249)	2,630	2,920	(3,384)	(4,048)	(3,244)	205	(16,890)
Net (loss) income	244	(1,964)	(1,199)	2,168	(2,249)	3,653	4,064	(3,384)	(4,048)	(3,244)	285	(16,890)
Net income (loss) applicable to participating securities											75
Net (loss) income applicable to ordinary shareholders-diluted	$ 244	$ (1,964)	$ (1,199)	$ 1,612	$ (2,249)	$ 2,705	$ 3,003	$ (3,384)	$ (4,048)	$ (3,244)	$ 210	$ (16,890)
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders-basic	54,287	54,172	42,514	33,673	33,066	32,802	32,505	32,230	31,884	40,826	32,354	31,719
Dilutive effect of share equivalents resulting from share options and restricted share units	3,368										3,721
Weighted average number of ordinary shares used in computing net (loss) income per share-diluted	57,655	54,172	42,514	36,991	33,066	36,449	36,146	32,230	31,884	40,826	36,075	31,719
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ 0.00	$ (0.04)	$ (0.03)	$ 0.05	$ (0.07)	$ 0.08	$ 0.09	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)
Diluted	$ 0.00	$ (0.04)	$ (0.03)	$ 0.04	$ (0.07)	$ 0.07	$ 0.08	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)